Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Jan. 31, 2020
BNY Mellon Natural Resources Fund | Class Y | BNY Mellon Opportunity Funds
Prospectus:
Trading Symbol	DLDYX
BNY Mellon Natural Resources Fund | Class I | BNY Mellon Opportunity Funds
Prospectus:
Trading Symbol	DLDRX
BNY Mellon Natural Resources Fund | Class C | BNY Mellon Opportunity Funds
Prospectus:
Trading Symbol	DLDCX
BNY Mellon Natural Resources Fund | Class A | BNY Mellon Opportunity Funds
Prospectus:
Trading Symbol	DNLAX
BNY Mellon International Core Equity Fund | Class Y | BNY Mellon Stock Funds
Prospectus:
Trading Symbol	DIEYX
BNY Mellon International Core Equity Fund | Class I | BNY Mellon Stock Funds
Prospectus:
Trading Symbol	DIERX
BNY Mellon International Core Equity Fund | Class C | BNY Mellon Stock Funds
Prospectus:
Trading Symbol	DIECX
BNY Mellon International Core Equity Fund | Class A | BNY Mellon Stock Funds
Prospectus:
Trading Symbol	DIEAX
BNY Mellon Diversified Emerging Markets Fund | Class Y | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SBYEX
BNY Mellon Diversified Emerging Markets Fund | Class C | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DBECX
BNY Mellon Diversified Emerging Markets Fund | Class A | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DBEAX
BNY Mellon Diversified Emerging Markets Fund | Class I | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SBCEX
BNY Mellon Tax Sensitive Total Return Bond Fund | Class Y | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SDYTX
BNY Mellon Tax Sensitive Total Return Bond Fund | Class C | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DSDCX
BNY Mellon Tax Sensitive Total Return Bond Fund | Class A | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DSDAX
BNY Mellon Tax Sensitive Total Return Bond Fund | Class I | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SDITX
BNY Mellon Small Cap Growth Fund | Class Y | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SSYGX
BNY Mellon Small Cap Growth Fund | Class I | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SSETX
BNY Mellon Small Cap Value Fund | Class Y | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	BOSYX
BNY Mellon Small Cap Value Fund | Class C | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	BOSCX
BNY Mellon Small Cap Value Fund | Class A | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	RUDAX
BNY Mellon Small Cap Value Fund | Class I | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	STSVX
BNY Mellon Small/Mid Cap Growth Fund | Class Z | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DBMZX
BNY Mellon Small/Mid Cap Growth Fund | Class Y | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DBMYX
BNY Mellon Small/Mid Cap Growth Fund | Class C | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DBMCX
BNY Mellon Small/Mid Cap Growth Fund | Class A | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DBMAX
BNY Mellon Small/Mid Cap Growth Fund | Class I | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SDSCX
BNY Mellon International Equity Fund | Class Y | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	NIEYX
BNY Mellon International Equity Fund | Class C | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	NIECX
BNY Mellon International Equity Fund | Class A | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	NIEAX
BNY Mellon International Equity Fund | Class I | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SNIEX